Condensed Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 799,779	$ 120,466	$ 2,347,564	$ 1,493,520	$ 1,607,819	$ 2,623,280
General and administrative	912,490	419,596	2,956,444	1,187,906	1,565,034	1,847,328
Total operating expenses	1,712,269	540,062	5,304,008	2,681,426	3,172,853	4,470,608
Loss from operations	(1,712,269)	(540,062)	(5,304,008)	(2,681,426)	(3,172,853)	(4,470,608)
Other income and expenses:
Gain from forgiveness of Payroll Protection Plan loan					(133,592)	0
Interest expense, net	651	57,333	45,613	158,791	197,269	250,748
Net loss	(1,712,920)	(597,395)	(5,349,621)	(2,840,217)	$ (3,236,530)	$ (4,721,356)
Deemed dividend upon the redemption of 5,221,156 shares of Series 1c preferred stock (see Note 6)	269,038	0	269,038	0
Deemed dividend upon the amendment of terms of the Series 1d convertible preferred stock (see Note 6)	2,293,199	0	2,293,199	0
Net loss attributable to common stockholders	$ (4,275,157)	$ (597,395)	$ (7,911,858)	$ (2,840,217)
Net loss per share of common stock, basic and diluted	$ (0.86)	$ (0.31)	$ (2.69)	$ (1.49)	$ (1.69)	$ (2.47)
Weighted-average basic and diluted common units/shares	4,980,306	1,911,009	2,945,351	1,911,009	1,911,009	1,911,009